Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000222714
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2040 Fund
Class Name	Investor Class
Trading Symbol	TRBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2040 Fund - Investor Class	$46	0.41%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2040 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	10,000	10,000	10,000
8/31/21	10,210	10,233	10,207
11/30/21	10,030	10,276	10,051
2/28/22	9,600	9,799	9,771
5/31/22	9,008	9,197	9,263
8/31/22	8,549	8,874	8,815
11/30/22	8,855	9,166	9,093
2/28/23	8,841	9,008	9,152
5/31/23	9,038	9,384	9,320
8/31/23	9,589	10,183	9,822
11/30/23	9,672	10,322	9,914
2/29/24	10,578	11,585	10,745
5/31/24	10,949	11,972	11,079
8/31/24	11,563	12,846	11,731
11/30/24	11,987	13,881	12,046
2/28/25	11,931	13,616	12,037
5/31/25	12,083	13,543	12,284
8/31/25	12,968	14,881	13,164
11/30/25	13,627	15,767	13,775
2/28/26	14,451	15,933	14,529
5/31/26	15,136	17,530	15,283

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2040 Fund (Investor Class)	25.27%	8.93%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.28
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.14

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,814,649,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,979,000
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,814,649 Number of Portfolio Holdings24
Holdings [Text Block]
Table Summary
Domestic Equity Funds	60.7%
International Equity Funds	25.0
Domestic Bond Funds	9.0
International Bond Funds	4.4
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Equity Index 500 Fund	25.3%
T. Rowe Price International Equity Index Fund	12.1
T. Rowe Price Growth Stock Fund	10.3
T. Rowe Price Value Fund	9.8
T. Rowe Price QM U.S. Bond Index Fund	5.4
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price International Value Equity Fund	4.3
T. Rowe Price International Stock Fund	2.9
T. Rowe Price Emerging Markets Discovery Stock Fund	2.9
T. Rowe Price Emerging Markets Stock Fund	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222715
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2040 Fund
Class Name	I Class
Trading Symbol	TBLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2040 Fund - I Class	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2040 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	500,000	500,000	500,000
8/31/21	510,500	511,655	510,346
11/30/21	501,500	513,804	502,550
2/28/22	480,413	489,956	488,552
5/31/22	450,770	459,835	463,152
8/31/22	427,772	443,697	440,741
11/30/22	443,615	458,300	454,640
2/28/23	442,914	450,402	457,616
5/31/23	452,814	469,191	466,006
8/31/23	480,952	509,175	491,116
11/30/23	485,121	516,085	495,676
2/29/24	530,955	579,226	537,231
5/31/24	549,595	598,608	553,967
8/31/24	581,015	642,295	586,572
11/30/24	602,318	694,059	602,287
2/28/25	599,395	680,784	601,832
5/31/25	607,546	677,135	614,180
8/31/25	652,650	744,034	658,190
11/30/25	685,799	788,368	688,729
2/28/26	728,064	796,629	726,444
5/31/26	762,628	876,519	764,128

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2040 Fund (I Class)	25.53%	9.10%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.28
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.14

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,814,649,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,979,000
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,814,649 Number of Portfolio Holdings24
Holdings [Text Block]
Table Summary
Domestic Equity Funds	60.7%
International Equity Funds	25.0
Domestic Bond Funds	9.0
International Bond Funds	4.4
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Equity Index 500 Fund	25.3%
T. Rowe Price International Equity Index Fund	12.1
T. Rowe Price Growth Stock Fund	10.3
T. Rowe Price Value Fund	9.8
T. Rowe Price QM U.S. Bond Index Fund	5.4
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price International Value Equity Fund	4.3
T. Rowe Price International Stock Fund	2.9
T. Rowe Price Emerging Markets Discovery Stock Fund	2.9
T. Rowe Price Emerging Markets Stock Fund	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless